Summarizes of Rehabilitation Provisions (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Asset Retirement Obligation Disclosure [Abstract]
Balance at the beginning of year	$ 206,616	$ 189,000	$ 172,888
Accretion	19,255	17,616	16,112
Total	$ 225,871	$ 206,616	$ 189,000